Share Based Compensation (Tables)	12 Months Ended
Sep. 30, 2018
Summary Of Share Based Compensation Expense

(in millions)	2018	2017	2016
Spectrum equity plan	$10.5	$49.0	$57.5
HRG Equity Plan	1.4	5.2	13.6
SBH	$11.9	$54.2	$71.1
SB/RH	$8.8	$46.2	$52.5

Summary Of RSU Activity

	SBH			SB/RH
		Weighted	Fair		Weighted	Fair
		Average	Value		Average	Value
		Grant Date	at Grant		Grant Date	at Grant
(in millions, except per share data)	Shares	Fair Value	Date	Shares	Fair Value	Date
At September 30, 2015	0.6	$87.50	$53.2	0.5	$87.71	$42.1
Granted	0.6	94.88	56.0	0.6	95.00	54.1
Forfeited	(0.1)	92.26	(6.6)	(0.1)	92.26	(6.6)
Vested	(0.5)	86.97	(47.8)	(0.5)	86.78	(44.3)
At September 30, 2016	0.6	94.97	54.8	0.5	96.92	45.3
Granted	0.7	127.00	88.4	0.7	126.85	86.9
Forfeited	—	118.89	(1.4)	—	118.89	(1.4)
Vested	(0.5)	109.03	(54.6)	(0.5)	111.98	(48.4)
At September 30, 2017	0.8	114.67	87.2	0.7	116.32	82.4
Granted	0.4	102.96	45.9	0.4	102.92	44.4
Forfeited	(0.1)	115.08	(8.5)	(0.1)	115.08	(8.5)
Vested	(0.5)	113.07	(55.6)	(0.4)	114.07	(51.1)
At September 30, 2018	0.6	$107.71	$69.0	0.6	$108.75	$67.2

Summary Of Activity Of The RSUs Granted

	SBH			SB/RH
		Weighted	Fair		Weighted	Fair
		Average	Value		Average	Value
		Grant Date	at Grant		Grant Date	at Grant
(in millions, except per share data)	Units	Fair Value	Date	Units	Fair Value	Date
Time-based grants	0.2	$96.25	$20.1	0.2	$95.65	$18.6
Performance-based grants
Vesting in less than 24 months	0.1	108.33	13.2	0.1	108.33	13.2
Vesting in more than 24 months	0.1	109.45	12.6	0.1	109.45	12.6
Total performance-based grants	0.2	$108.87	$25.8	0.2	$108.87	$25.8
Total grants	0.4	$102.96	$45.9	0.4	$102.92	$44.4

Stock Option Awards And Warrants [Member]
Summary Of HRG Share-Based Awards

	Stock Options			Warrants
		Weighted	Weighted		Weighted	Weighted
		Average	Average		Average	Average
		Exercise	Grant Date		Exercise	Grant Date
(in millions, except per share data)	Options	Price	Fair Value	Units	Price	Fair Value
As of September 30, 2015	4.7	$9.25	$3.70	1.8	$13.13	$9.66
Granted	0.1	13.93	5.07	—	—	—
Exercised	(0.6)	7.82	3.05	(0.6)	13.13	(3.22)
As of September 30, 2016	4.2	9.48	3.80	1.2	13.13	6.44
Granted	0.3	15.39	5.96	—	—
Exercised	(0.5)	11.28	4.48	(0.6)	13.13	(3.22)
As of September 30, 2017	4.0	9.69	3.88	0.6	13.13	3.22
Granted	—	—	—	—	—	—
Exercised	(2.5)	8.38	(3.33)	(0.6)	13.13	(3.22)
As of July 13, 2018	1.5	11.80	4.78	—	$—	$—
Vested and exercisable at September 30, 2018	0.2	$73.29	$4.78

Assumptions Used In Determination Of Grant Date Fair Values

	2017	2016
Risk-free interest rate	1.80% to 2.25%	1.80% to 2.25%
Assumed dividend yield	- %	- %
Expected option term	5.0 to 6.5 years	5.0 to 5.5 years
Volatility	35.1% to 37.5%	37.4% to 37.9%

Restricted Stock Awards And Units [Member]
Summary Of HRG Share-Based Awards

	Restricted Stock Awards			Restricted Stock Units
		Weighted	Fair		Weighted	Fair
		Average	Value		Average	Value
		Grant Date	at Grant		Grant Date	at Grant
(in millions, except per share data)	Units	Fair Value	Date	Units	Fair Value	Date
As of September 30, 2015	4.3	$11.74	$50.3	0.1	$12.33	$0.5
Granted	0.1	13.93	1.4	0.1	13.93	0.1
Exercised	(2.4)	11.01	(26.5)	(0.1)	13.93	(0.1)
As of September 30, 2016	2.0	12.74	25.2	0.1	12.33	0.5
Granted	0.1	15.71	0.3	—	—	—
Exercised	(2.0)	12.73	(23.6)	(0.1)	12.33	(0.5)
As of September 30, 2017	0.1	13.36	1.9	—	—	—
Granted	0.1	16.85	0.4	—	—	—
Exercised	(0.2)	13.85	(2.3)	—	—	—
Outstanding, vested and exercisable at July 13, 2018	—	$—	$—	—	$—	$—